Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies [Abstract]
Schedule of asset estimated service life
Years
Computer equipment	3-5
Furniture and fixtures	3-5

Years
Computer equipment	3-5
Furniture and fixtures	3-5

Schedule of intangible asset estimated service life
Years
Computer software	3

Years
Computer software		3